Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (113,351)	$ 81,133	$ (206,407)	$ 65,349